SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Liquidity Risks

Liquidity Risks

As of December 31, 2015, the Company had RMB485,440 (US$74,938) of cash and a net current liability amounting to RMB5,930 (US$915). This net current liability was mainly caused by the deterioration of operating results, dividend declared and long-term capital investment financed by short-term debt. During the year ended December 31, 2015, the Company incurred RMB175,138 (US$27,038) of negative cash flows from operations and RMB181,972 (US$28,091) of capital expenditures. When preparing the consolidated financial statements as of December 31, 2015 and for the year then ended, the Company's management concluded that a going concern basis of preparation was appropriate after analyzing the forecasted cash flows for the twelve months from December 31, 2015 and unutilized bank facility, which indicates that the Company will have sufficient liquidity during the next twelve months from cash flows generated by operations. The analysis indicates that the Company will have the financial resources to settle borrowings and payables that will be due in the next twelve months. In the event of any unexpected adverse change in its business, the Company has the ability and intent to reduce dividend payments to increase liquidity.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, purchase price allocation, contingent business acquisition consideration, allowance for doubtful accounts, impairment of long-lived assets, useful lives of property, plant and equipment and intangible assets, realization of deferred tax assets, share-based compensation expenses, unrecognized tax benefits, accrued liabilities, the valuation of the Company's acquired equity investments and the valuation of derivative instruments. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company's PRC subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses the RMB as its reporting currency. Generally, the Company and other subsidiaries incorporated outside PRC use their local currency as functional currency. The Company and the subsidiaries whose functional currency is not RMB use the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.4778 to US$1.00 on December 31, 2015 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combination and noncontrolling interests

Business combination and noncontrolling interests

The Company accounts for business combinations using the purchase method of accounting in accordance with ASC 805. ASC 805 requires the Company to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Company acquires less than 100% ownership interest, the Company will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Company for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business's achievement of certain agreed upon operating performance based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the Company's statements of comprehensive income (loss) until such time as to when the contingency is resolved. Where the fair value of the net assets acquired exceeds the consideration paid, a gain as a result of the bargain purchase will be recognized through the consolidated statements of comprehensive income (loss) at the close of the transaction. For the Company's majority-owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of comprehensive income includes the net income (loss) attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Company's consolidated balance sheets.

The Company derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate, deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

Cash	Cash Cash includes cash on hand and cash deposits with original maturities of less than three months, which are unrestricted as to withdrawal and use.
Restricted cash	Restricted cash Restricted cash represents cash pledged to financial institutions as collateral for the Company's short-term and long-term borrowings (note 5).
Short-term investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments.

Equity method investments

Equity method investments

Investments in entities in which the Group has significant influence but does not own a majority equity interest or control are accounted for under the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Venture (“ASC 323”), which requires equity investments be carried at original cost adjusted for the proportionate share of the investees' income, losses and distributions. The share of net profit of equity investee includes the effect of basis difference between the carrying value of the investments and the Group's share of the underlying assets of the investee. An interest in a limited partnership is also accounted for using the equity method of accounting as described in ASC 323, unless the limited partner's interest is so minor that the Company may have virtually no influence over partnership operating and financial policies. The Group assesses the carrying value of equity investments when an indicator of a loss in value is present and records a loss in value of the investment when the assessment indicates that another-than-temporary decline in the investment exists.

Cost method investments

Cost method investments

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments (“ASC 325-20”), for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company's share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer's payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. The Group routinely evaluates the collectibility of accounts receivable of each customer on a specific identification basis. At the time when the Group becomes aware of circumstances that may impair a specific customer's ability to meet its financial obligations, the Group records a specific allowance against amounts due, and thereby reduces the net recognized receivable to the collectible amount. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories	Inventories Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the first-in first-out method, and are valued at the lower of cost or market.
Lease obligations

Lease obligations

In accordance with ASC 840, Leases (“ASC 840”), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property, plant and equipment, net section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases

Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback and direct financing lease transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the lease obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	38 years	—
Medical equipment*	5-20 years	—
Electronic and office equipment	3-5 years	—
Motor vehicles	5 years	—
Leasehold improvement and building improvement	shorter of lease term or 5 years	—

*
The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. Total interest costs incurred and capitalized during the years ended December 31, 2013, 2014 and 2015 amounted to RMB2,496, nil and RMB1,376(US$212), respectively.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. In accordance with ASC 350, Intangibles, Goodwill (“ASC 350”), goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Group assigns and assesses goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment.

Intangible assets, net

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that exist on the date of acquisition and are amortized over the remaining term of the leases. The medical insurance coverage as an approved healthcare provider is issued by the medical insurance authority, based on which the hospital can join in the medical insurance network and can be reimbursed by the medical insurance authority for medical services provided to the patients who have been covered by medical insurance included in social insurance or other contribution, which is amortized over the remaining business license period. A radiotherapy permit is a legal license issued by the government for deploying and operating radiotherapy equipment in a hospital and the economic life of this license is assessed to be the estimated remaining useful life of the corresponding radiotherapy equipment. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	5-16 years
Operating leases	9-16 years
Medical insurance coverage	10 years
Radiotherapy permits	7 years
Software	3-5 year

Prepaid land lease payments

Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the terms of the land use rights agreement of 49 years.

Impairment of long-lived assets and acquired intangibles

Impairment of long-lived assets and acquired intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or market prices.

Impairment loss on long-lived assets of nil, nil and RMB23,125 (US$3,570) was recognized for the years ended December 31, 2013, 2014 and 2015, respectively.

Treasury stock

Treasury stock

The Company has share repurchase programs where the shares are acquired and subject to cancellation. Cost of the Group's shares acquired is treated as a deduction from shareholders' equity. Upon cancellation, any excess of purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments

Fair value of financial instruments

The carrying amounts of the Group's financial instruments, including cash, restricted cash, short-term investment, accounts receivable, balances with related parties and accounts payable approximate fair value because of their short maturities. The carrying amounts of the Group's short-term and long-term bank and other borrowing and secured borrowings mostly bear interest at floating rates and therefore approximate the fair value of these obligations. For those bank borrowings with fixed interest rates, management uses the discounted cash flow technique based on market interest rate for similar instruments at the balance sheet date and concludes that the carrying value approximates the fair value. Derivative financial instruments were recognized at fair value at the end of each reporting period with the adjustment in its fair value recognized in profit or loss. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its derivative financial instruments that are recognized in the consolidated financial statements.

Deferred revenue	Deferred revenue Deferred revenue arises from upfront cash payment where the related services have not been rendered and the revenue recognition criteria have yet been fulfilled.
Discontinued operations

Discontinued operations

The disposal of Chang'an Hospital (“CAH”) and Xi'an Wanjie Huaxiang Medical Technology Development (“WHT”) in 2014 represents strategic shift that has a major effect on the Group's operations and financial results, and qualify for reporting as discontinued operations and the results of its operations should be classified as discontinued operations in the consolidated statement of comprehensive income for all periods presented.

Revenue recognition

Revenue recognition

Revenue consists of network and hospital revenue.

(1) Network revenue

The majority of the Group's revenues are derived directly from hospitals that enter into medical equipment lease, management service arrangements, equipment sales and direct financing lease with the Group. To a lesser extent, revenues are generated from stand-alone management service arrangements where a hospital has previously acquired the equipment from the Company or through another vendor or sale of medical equipment.

i.	Lease and management services

Lease and management service arrangements typically include the purchase and installation of diagnostic imaging and/or radiation oncology system (“medical equipment”) at the hospital, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers' doctors to their patients.

The Group enters into both leases and management service arrangements with independent hospitals consisting of terms that range from 5 to 20 years. Pursuant to these arrangements, the Group receives a portion of the profit, based on the profit sharing formula as defined in the arrangements, of the hospital unit that delivers the diagnostic imaging and/or radiation oncology services.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangements also contain a non-lease deliverable being the management service element. The arrangement consideration should be allocated between the lease element and the non-lease deliverables on a relative fair value basis, however because all of the consideration is earned through the contingent rent feature discussed below, there is no impact of such allocation.

ASC 840 is applied to the lease elements of the arrangement and ASC 605 (“ASC 605”), Revenue Recognition is applied to other elements of the arrangement not within the scope of ASC 840. Revenue not within the scope of ASC 840 is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectability is reasonably assured and the delivery of the medical equipment or services has occurred.

The lease rentals and management service receivable under the lease arrangement are based entirely on a profit sharing formula (“contingent rent feature”). The profitability of the business unit is not only dependent on the medical equipment placed at the hospital, but also the hospital's ability to manage the costs and appoint doctors and clinical staff to operate the equipment. Certain of the lease and management service arrangements may include a transfer of ownership or bargain purchase option at the end of the lease term. Due to the length of the lease term, the collectability of these minimum lease payments is not considered reasonably predictable and there are also inherent uncertainties regarding the future costs to be incurred by the Group relating to the arrangement. Given these uncertainties, the Group accounts for all of these lease arrangements as operating leases.

As the collectability of the minimum lease rental is not considered predictable, and the remaining rental is considered contingent, the Group recognizes revenue when a lease payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties to the agreement. Similarly, for the service element of the arrangement, revenue is only considered determinable at the time a payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties. Revenue is recognized when it is determined that the basic criteria, referred to above, have also been met.

For the years ended December 31, 2013, 2014 and 2015, the revenue from lease and management services amounted to RMB498,556, RMB511,591 and RMB525,208 (US$81,078), respectively.

ii.	Management services and technical services

The Group provides stand-alone management services to certain hospitals which are already in possession of radiotherapy and diagnostic equipment and stand-alone technical services to certain hospitals. Management services typically include the provision of diagnosis and treatment techniques, experts support, advertising and promotion as well as comprehensive operational management. Technical services mainly include services related to the maintenance and upgrade of leasing equipment. The fees for management services and technical services are either based on a contracted percentage of monthly revenue generated by the specified hospital unit (“revenue share”) or in limited instances on a fixed monthly fee. Fixed monthly fees are recognized ratably over the service term. The consideration that is based on a revenue share arrangement is recognized when the monthly fees under the arrangement are determined and agreed upon by both parties to the agreement. Fixed monthly fees are recognized ratably over the service term.

For the years ended December 31, 2013, 2014 and 2015, revenue from management services amounted to RMB15,723, RMB37,713 and RMB21,596 (US$3,334), respectively. For the years ended December 31, 2013, 2014 and 2015, the revenue from technical services amounted to RMB13,243, RMB20,777 and RMB21,449 (US$3,311), respectively.

iii.	Direct financing lease income

Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. During the years ended December 31, 2013, 2014 and 2015, the Company had financing lease income of RMB33,639, RMB29,250 and RMB23,259 (US$3,591), net of taxes, respectively.

iv.	Medical equipment sales

Pursuant to the application of ASC 605, the Group records revenue related to medical equipment sales on a net basis when the equipment is delivered to the customer and the sales price is determinable. During the years ended December 31, 2013, 2014 and 2015, the Company had medical equipment sales of RMB1,963, RMB7,552 and RMB6,234 (US$962), respectively.

(2) Hospital revenue

Prior to 2015 the Group operated a full service hospital, CAH, which was disposed in 2014. Starting 2015, the Group began to operate a premium cancer hospital through the acquisition of CHS Hospital revenue consists of medicine income and medical service income. Medicine income includes medicine prescribed to patients during or after treatment by the doctors. Medical service income include revenue generated from outpatients, which mainly consist of activities for physical examinations, treatments, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examinations and treatments, surgeries, and other fees such as room charges and nursing care. Revenue is recognized, in accordance with ASC 605, when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collection is reasonably assured, and the medicine or medical services are delivered.

The Group is subject to sales taxes such as business tax, VAT and goods and service tax on the revenue. The Group has recognized revenues net of these taxes and related surcharges. Such taxes and related surcharges for the years ended December 31, 2013, 2014 and 2015 were approximately RMB26,178, RMB24,038 and RMB22,237 (US$3,433), respectively. In the event that revenue recognition is deferred to a later period, the related tax and other surcharges are also deferred and will be recognized only upon recognition of the deferred revenue.

Cost of revenue

Cost of revenue

Network costs mainly consist of the amortization of acquired intangibles, depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salaries and material costs of medical supplies.

(1) Costs relating to lease and management service arrangement

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group's depreciation policies. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of management services and technical services

Cost of management services and technical services mainly include labor costs, and, where applicable, medical consumables and maintenance expenses which are expensed as incurred.

(3) Cost of equipment sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the equipment purchased and other direct costs involved in the equipment sales.

Hospital costs mainly include medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, utilities as well as other related costs incurred in the normal business of a hospital.

Advertising expenditure

Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2013, 2014 and 2015, the advertising expenses were RMB7,679, RMB6,680 and RMB15,205 (US$2,347), respectively.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the applicable tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax positions which are included in the “accrued expenses and other liabilities” account and “accrued unrecognized tax benefits and surcharges, non-current portion” accounts are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation-Stock Compensation (“ASC 718”).

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Income (loss) per share

Income (loss) per share

Income per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted income per share for discontinued operations is then calculated by dividing net profit from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share based awards, using the treasury stock method and the ordinary shares issuable upon the conversion of convertible debt instruments, using if-converted method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income (“ASC 220”), requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group's comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income (loss).

Derivative Instruments

Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was RMB33,663 and RMB688 (US$106) as at December 31, 2014 and December 31, 2015, respectively.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Group's chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who is also the executive chairman of the board of directors. For the years ended December 31, 2013, the Group's CODM evaluates segment performance based on revenues and profit by the network and hospital segments. Subsequent to the disposal of CAH and WHT on December 18, 2014, the Group has only one reporting segment for network for the year ended December 31, 2014 as the results of CAH and WHT had been presented as discontinued operations in the financial statements. For the year ended December 31, 2015, since the acquisition of CHS in April, 2015, the Group's CODM evaluates segment performance based on revenues and profit by the network and premium cancer hospital segments.

Recent accounting pronouncement

Recent accounting pronouncement

In February 2015, the FASB issued Accounting Standards Update (“ASU”) ASU No. 2015-02, Consolidation (Topic 810)—Amendments to the Consolidation Analysis. The amendments in Topic 810 respond to stakeholders' concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation—Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In March 2015, the FASB issued ASU No. 2015-03, Interest — Imputation of Interest (Subtopic 835-30) — Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). The guidance is to simplify the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability and will make the presentation of debt issuance costs consistent with the presentation of debt discounts or premiums. The guidance is effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently in the process of evaluating the impact of the adoption of ASU 2015-03 on the consolidated financial statements.

In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is currently evaluating the method of adoption to be utilized and it cannot currently estimate the financial statement impact of adoption.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805) Simplifying the Accounting for Measurement – Period Adjustments (“ASU 2015-16”). ASU 2015-16 requires the acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, ASU 2015-16 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Company does not expect the adoption of ASU 2015-16 will have a significant impact on the consolidated financial statements.

In November 2015, FASB issued ASU No. 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). The amendments in this update simplify the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The adoption of the guidance is not expected to have significant impact on the Group's consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-01, Financial Instruments — Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities, which requires entities to measure many equity investments at fair value and recognize changes in fair value in net income. The requirement does not apply to equity investments that result in consolidation, those accounted for under the equity method and certain others. The guidance provides a new measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient. Under this alternative, these investments can be measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The guidance is effective for annual periods beginning after 15 December 2017. Management is in the process of assessing the full effect of this new standard.

In February 2016, The FASB issued ASU No. 2016-02 Leases, which will replace previous topics on lease accounting. The revised guidance will require lessees to recognize on balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. This guidance is effective for the Company on 1 January 2019 and a modified retrospective approach is required for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Management is in the process of assessing the full effect of this new standard.

In March 2016, the FASB issued ASU No. 2016-07, Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement to retrospectively apply the equity method in previous periods. Instead, the investor must apply the equity method prospectively from the date the investment qualifies for the equity method. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016 with early adoption permitted. Management is in the process of assessing the effect of this new standard.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (Topic 718). The new update will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. It also will allow an employer to repurchase more of an employee's shares than it can today for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur. The guidance is effective for the Company on January 1, 2017. Early application is permitted in any annual or interim period for which financial statements have not been issued or made available for issuance, but all of the guidance must be adopted in the same period. Management is in the process of assessing the effect of this new standard.